Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 7,661	$ 7,486	$ 6,572
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(73)	2
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	867	46	(293)
Total comprehensive income
Total other comprehensive income	(4,494)	(2,367)	1,740
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,267)	(2,393)	2,230
Total other comprehensive income that will not be reclassified to the income statement, net of tax	772	26	(490)
Total comprehensive income	3,167	5,119	8,312
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,630	7,457	6,557
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(894)	(1,076)	2,103
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	337	498	(936)
Foreign currency translation differences on foreign operations reclassified to the income statement	32	(2)	(7)
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	(4)	10	2
Income tax relating to foreign currency translations, including the effect of net investment hedges	4	35	(67)
Subtotal foreign currency translation, net of tax	(525)	(535)	1,095
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(440)	(203)	223
Net realized gains / (losses) reclassified to the income statement from equity	1	(9)	(40)
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Income tax relating to net unrealized gains / (losses)	(3)	55	(48)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	6	(157)	136
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	(5,758)	(992)	2,012
Net (gains) / losses reclassified to the income statement from equity	(159)	(1,073)	(770)
Income tax related to cash flow hedges	1,124	390	(231)
Subtotal cash flow hedges, net of tax	(4,793)	(1,675)	1,011
Cost of hedging
Cost of hedging, before tax	45	(32)	(13)
Income tax relating to cost of hedging	0	6	0
Subtotal cost of hedging, net of tax	45	(26)	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(73)	2	(327)
Income tax relating to defined benefit plans	63	(7)	109
Subtotal defined benefit plans, net of tax	(10)	(5)	(218)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	867	46	(293)
Income tax relating to own credit on financial liabilities designated at fair value	(71)	0	0
Subtotal own credit on financial liabilities designated at fair value, net of tax	796	46	(293)
Total comprehensive income
Total other comprehensive income	(4,481)	(2,351)	1,719
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,267)	(2,393)	2,230
Total other comprehensive income that will not be reclassified to the income statement, net of tax	786	42	(511)
Total comprehensive income	3,149	5,106	8,276
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Table]
Net profit / (loss)	32	29	15
Total comprehensive income
Total other comprehensive income	(14)	(16)	21
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(14)	(16)	21
Total comprehensive income	18	13	36
UBS AG
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,116	7,061	6,211
Financial assets measured at fair value through other comprehensive income
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	40	133
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	867	46	(293)
Total comprehensive income
Total other comprehensive income	(4,396)	(2,235)	1,759
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,260)	(2,368)	2,165
Total other comprehensive income that will not be reclassified to the income statement, net of tax	864	132	(406)
Total comprehensive income	2,719	4,826	7,970
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,084	7,032	6,196
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(869)	(1,046)	2,040
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	319	492	(938)
Foreign currency translation differences on foreign operations reclassified to the income statement	32	(1)	(7)
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	(4)	10	2
Income tax relating to foreign currency translations, including the effect of net investment hedges	4	35	(67)
Subtotal foreign currency translation, net of tax	(519)	(510)	1,030
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(440)	(203)	223
Net realized gains / (losses) reclassified to the income statement from equity	1	(9)	(40)
Reclassification of financial assets to Other financial assets measured at amortized cost	449
Income tax relating to net unrealized gains / (losses)	(3)	55	(48)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	6	(157)	136
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	(5,758)	(992)	2,012
Net (gains) / losses reclassified to the income statement from equity	(159)	(1,073)	(770)
Income tax related to cash flow hedges	1,124	390	(231)
Subtotal cash flow hedges, net of tax	(4,793)	(1,675)	1,011
Cost of hedging
Cost of hedging, before tax	45	(32)	(13)
Income tax relating to cost of hedging	0	6	0
Subtotal cost of hedging, net of tax	45	(26)	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	40	133	(222)
Income tax relating to defined benefit plans	41	(31)	88
Subtotal defined benefit plans, net of tax	81	102	(134)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	867	46	(293)
Income tax relating to own credit on financial liabilities designated at fair value	(71)	0	0
Subtotal own credit on financial liabilities designated at fair value, net of tax	796	46	(293)
Total comprehensive income
Total other comprehensive income	(4,383)	(2,220)	1,738
Total other comprehensive income that may be reclassified to the income statement, net of tax	(5,260)	(2,368)	2,165
Total other comprehensive income that will not be reclassified to the income statement, net of tax	877	148	(427)
Total comprehensive income	2,701	4,813	7,934
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Table]
Net profit / (loss)	32	29	15
Total comprehensive income
Total other comprehensive income	(14)	(16)	21
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(14)	(16)	21
Total comprehensive income	$ 18	$ 13	$ 36